Advance to suppliers (Tables)	6 Months Ended
Mar. 31, 2019
Advance to suppliers
Schedule of advance to suppliers

	March 31,	September 30,
	2019	2018

Beginning balance	$5,868,486	$4,112,915
Increased during the period/year	12,898,056	32,093,609
Less: utilized during the period/year	(10,416,956)	(30,209,196)
Exchange rate difference	139,054	(128,842)
Ending balance	$8,488,640	$5,868,486